    SUPPLEMENT DATED DECEMBER 21, 1998 TO PROSPECTUS DATED MAY 1, 1998 FOR PACIFIC SELECT EXEC, PACIFIC SELECT CHOICE, PACIFIC SELECT ESTATE PRESERVER
                                 LAST SURVIVOR
             AND PACIFIC SELECT ESTATE PRESERVER II LAST SURVIVOR
   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES AND THE PACIFIC SELECT ESTATE MAXIMIZER MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY (EACH
                                A "PROSPECTUS")
                   ISSUED BY PACIFIC LIFE INSURANCE COMPANY

  Each Prospectus is revised as follows:

  Effective January 1, 1999, four new Variable Investment Options that invest in corresponding Portfolios of Pacific Select Fund are available to you.

  The following new Portfolios of the Pacific Select Fund are added to the list of Portfolios on the first page:

         Mid-Cap Value Portfolio    Small-Cap Index Portfolio
         Large-Cap Value Portfolio  REIT Portfolio

IMPORTANT TERMS

  The last sentence under the definition of "Variable Account" is revised by adding the following as subaccounts of the Pacific Select Exec Separate
Account:

Mid-Cap Value Variable Account, Large-Cap Value Variable Account, Small-Cap Index Variable Account and REIT Variable Account

SUMMARY OF THE POLICY

  The table under "Fund Annual Expenses After Expense Limitation" is revised by adding the following:

                                                      ADVISORY  OTHER    TOTAL
                                                        FEE    EXPENSES EXPENSES
                                                      -------- -------- --------
   Mid-Cap Value Portfolio...........................    .85%    .06%      .91%
   Large-Cap Value Portfolio.........................    .85%    .06%      .91%
   Small-Cap Index Portfolio.........................    .50%    .06%      .56%
   REIT Portfolio....................................   1.10%    .06%     1.16%

  The second paragraph below the table under "Fund Annual Expenses After Expense Limitation" is revised as follows:

  The first sentence of the second paragraph is revised to read:

The expenses listed for the other fourteen Fund Portfolios reflect current expenses for the year ending December 31, 1997, except that the Advisory Fee for the International Portfolio has been adjusted to reflect the Advisory Fee without any waiver.

  The following sentence is added at the beginning of the second paragraph:

The Mid-Cap Value, Large-Cap Value, Small-Cap Index, and REIT Portfolios had not yet begun operations and their "other expenses" have been estimated.

INFORMATION ABOUT PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE FUND

The fourth sentence in the first paragraph under "The Pacific Select Fund" is revised to read:

The Fund currently offers eighteen separate Portfolios to the Separate Account that fund the Variable Investment Options available to you.

  The chart under "The Pacific Select Fund" is revised by adding:

                                                               PRIMARY INVESTMENTS
   PORTFOLIO                   OBJECTIVE                   (UNDER NORMAL CIRCUMSTANCES)       PORTFOLIO MANAGER
------------------------------------------------------------------------------------------------------------------
Mid-Cap Value    Capital appreciation                  Equity securities of medium-        Lazard Asset Management
                                                       capitalization domestic companies
                                                       believed to be undervalued
------------------------------------------------------------------------------------------------------------------
Large-Cap Value  Long-term growth of capital           Equity securities of large          Salomon Brothers Asset
                                                       capitalization companies            Management Inc.
------------------------------------------------------------------------------------------------------------------
Small-Cap Index  Provide investment results that       Stocks included in the Russell 2000 Bankers Trust Company
                 correspond to the total return of the Index
                 Russell 2000 Small Stock Index
------------------------------------------------------------------------------------------------------------------
REIT             Current income and long-term growth   Real Estate Investment Trusts and   Morgan Stanley Asset
                 of capital                            equity securities of companies      Management Inc.
                                                       principally engaged in the U.S.
                                                       real estate industry


  The last sentence under "The Investment Adviser and Portfolio Managers" is revised to read:

For sixteen of the Portfolios, we and the Fund have engaged other firms to serve as Portfolio Managers which are shown in the chart above.

Form No. 15-21448-00